Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (6.5%)
	Verizon Communications Inc.	738,819	37,894
*	Walt Disney Co.	320,389	35,384
	Comcast Corp. Class A	796,117	35,252
	AT&T Inc.	1,256,880	26,759
*	T-Mobile US Inc.	103,364	13,777
	Activision Blizzard Inc.	137,194	10,685
*	Charter Communications Inc. Class A	20,966	10,628
*	Warner Bros Discovery Inc.	389,248	7,182
	Electronic Arts Inc.	49,477	6,860
*	Match Group Inc.	49,867	3,928
	Paramount Global Class B	106,862	3,669
*	Twitter Inc.	73,153	2,897
	Omnicom Group Inc.	36,816	2,747
	Interpublic Group of Cos. Inc.	69,332	2,234
	Fox Corp. Class A	55,952	1,987
	Lumen Technologies Inc.	161,860	1,981
*	Take-Two Interactive Software Inc.	10,562	1,315
*	Live Nation Entertainment Inc.	13,539	1,287
	News Corp. Class A	72,182	1,256
*	DISH Network Corp. Class A	43,959	1,004
	Fox Corp. Class B	25,434	832
	News Corp. Class B	18,094	318
			209,876
Consumer Discretionary (6.4%)
	McDonald's Corp.	72,308	18,237
*	Booking Holdings Inc.	7,226	16,212
	Home Depot Inc.	44,117	13,356
	TJX Cos. Inc.	210,041	13,352
	NIKE Inc. Class B	103,339	12,282
*	General Motors Co.	255,533	9,884
	Ford Motor Co.	691,771	9,463
	Dollar General Corp.	40,739	8,976
	Marriott International Inc. Class A	48,114	8,255
	Starbucks Corp.	99,212	7,788
*	Dollar Tree Inc.	39,590	6,347
	Target Corp.	37,924	6,139
	Ross Stores Inc.	62,171	5,286
	Hilton Worldwide Holdings Inc.	28,935	4,076
	Lennar Corp. Class A	45,712	3,668
	Genuine Parts Co.	25,060	3,426
*	Expedia Group Inc.	26,482	3,425

		Shares	Market Value ($000)
	Yum! Brands Inc.	26,966	3,276
	Best Buy Co. Inc.	38,129	3,129
*	Aptiv plc	28,132	2,989
	VF Corp.	56,867	2,870
	Darden Restaurants Inc.	22,471	2,809
	MGM Resorts International	66,340	2,320
*	Royal Caribbean Cruises Ltd.	39,582	2,299
*	Chipotle Mexican Grill Inc.	1,632	2,289
*	Las Vegas Sands Corp.	60,555	2,147
	Hasbro Inc.	22,810	2,047
	DR Horton Inc.	26,679	2,005
	PulteGroup Inc.	43,780	1,982
*	Carnival Corp.	142,417	1,977
	Whirlpool Corp.	10,398	1,916
*	Ulta Beauty Inc.	4,195	1,775
	BorgWarner Inc.	42,217	1,702
	Tapestry Inc.	46,654	1,610
	LKQ Corp.	26,958	1,385
	Garmin Ltd.	13,115	1,385
*	Mohawk Industries Inc.	9,661	1,367
*	NVR Inc.	303	1,349
*	CarMax Inc.	13,381	1,328
	eBay Inc.	25,372	1,235
*	Wynn Resorts Ltd.	18,380	1,215
*	Norwegian Cruise Line Holdings Ltd.	73,318	1,174
	Advance Auto Parts Inc.	5,693	1,081
*	Penn National Gaming Inc.	29,278	936
	PVH Corp.	12,319	873
	Ralph Lauren Corp.	8,144	823
	Domino's Pizza Inc.	2,104	764
*	Caesars Entertainment Inc.	13,552	680
	Newell Brands Inc.	31,153	668
	Bath & Body Works Inc.	15,880	651
*	Under Armour Inc. Class A	20,615	218
*	Under Armour Inc. Class C	19,589	190
	Lennar Corp. Class B	361	24
			206,660
Consumer Staples (11.0%)
	Procter & Gamble Co.	421,904	62,391
	Coca-Cola Co.	684,208	43,365
	Walmart Inc.	249,001	32,029
	Philip Morris International Inc.	272,786	28,984
	PepsiCo Inc.	141,228	23,691
	Costco Wholesale Corp.	38,252	17,834
	Altria Group Inc.	320,705	17,347
	Mondelez International Inc. Class A	244,455	15,538
	Colgate-Palmolive Co.	148,394	11,695
	Archer-Daniels-Midland Co.	98,433	8,940
	Kimberly-Clark Corp.	59,244	7,881
	Sysco Corp.	89,276	7,515
	General Mills Inc.	106,086	7,410
	Constellation Brands Inc. Class A	28,920	7,099
	Kroger Co.	117,749	6,237
	Walgreens Boots Alliance Inc.	126,083	5,526
	Kraft Heinz Co.	124,910	4,725
	Tyson Foods Inc. Class A	51,431	4,609
	Estee Lauder Cos. Inc. Class A	16,783	4,274
	McCormick & Co. Inc. (Non-Voting)	43,963	4,076

		Shares	Market Value ($000)
	Church & Dwight Co. Inc.	42,563	3,833
	Clorox Co.	21,643	3,146
	Kellogg Co.	45,023	3,140
	Hershey Co.	14,077	2,980
*	Monster Beverage Corp.	31,759	2,830
	Conagra Brands Inc.	84,397	2,776
	Hormel Foods Corp.	49,670	2,417
	J M Smucker Co.	19,075	2,391
	Brown-Forman Corp. Class B	32,201	2,129
	Molson Coors Beverage Co. Class B	33,170	1,852
	Lamb Weston Holdings Inc.	25,565	1,728
	Campbell Soup Co.	35,581	1,705
			352,093
Energy (8.0%)
	Exxon Mobil Corp.	745,152	71,535
	Chevron Corp.	339,293	59,261
	ConocoPhillips	229,258	25,759
	Schlumberger NV	247,124	11,358
	Marathon Petroleum Corp.	101,840	10,366
	Valero Energy Corp.	71,906	9,319
	Phillips 66	82,307	8,297
	Williams Cos. Inc.	213,802	7,924
	EOG Resources Inc.	55,605	7,616
	Kinder Morgan Inc.	343,167	6,757
	Halliburton Co.	158,178	6,406
	Occidental Petroleum Corp.	92,085	6,382
	Baker Hughes Co.	159,437	5,737
	Coterra Energy Inc.	143,020	4,910
	Pioneer Natural Resources Co.	17,589	4,889
	Marathon Oil Corp.	136,996	4,306
	ONEOK Inc.	44,772	2,948
	Hess Corp.	14,073	1,732
	APA Corp.	28,720	1,350
			256,852
Financials (15.1%)
*	Berkshire Hathaway Inc. Class B	322,326	101,849
	JPMorgan Chase & Co.	280,881	37,141
	Wells Fargo & Co.	683,946	31,304
	Bank of America Corp.	700,731	26,067
	Citigroup Inc.	349,121	18,647
	Chubb Ltd.	75,835	16,023
	PNC Financial Services Group Inc.	73,882	12,960
	US Bancorp	237,530	12,606
	CME Group Inc.	63,258	12,578
	Progressive Corp.	102,903	12,285
	Truist Financial Corp.	234,830	11,680
	Morgan Stanley	127,139	10,952
	American Express Co.	60,570	10,225
	American International Group Inc.	146,051	8,570
	S&P Global Inc.	24,306	8,495
	MetLife Inc.	123,368	8,314
	BlackRock Inc.	12,040	8,056
	Travelers Cos. Inc.	42,464	7,603
	Prudential Financial Inc.	66,577	7,074
	Allstate Corp.	49,389	6,751
	Aflac Inc.	105,642	6,399
	Bank of New York Mellon Corp.	130,302	6,073

		Shares	Market Value ($000)
	Charles Schwab Corp.	84,733	5,940
	M&T Bank Corp.	31,514	5,672
	Marsh & McLennan Cos. Inc.	34,667	5,545
	Capital One Financial Corp.	37,900	4,846
	Fifth Third Bancorp	120,457	4,750
	State Street Corp.	64,285	4,660
	Willis Towers Watson plc	21,483	4,534
	Intercontinental Exchange Inc.	42,576	4,359
	Hartford Financial Services Group Inc.	58,966	4,276
	Aon plc Class A	15,119	4,168
	Northern Trust Corp.	36,566	4,086
	Citizens Financial Group Inc.	87,194	3,608
	Huntington Bancshares Inc.	252,951	3,511
	Arthur J Gallagher & Co.	20,541	3,326
	KeyCorp	163,796	3,269
	Principal Financial Group Inc.	42,756	3,118
	Moody's Corp.	9,687	2,921
	W R Berkley Corp.	36,840	2,620
	Loews Corp.	34,550	2,263
	Ameriprise Financial Inc.	7,634	2,109
	Regions Financial Corp.	91,215	2,015
	Everest Re Group Ltd.	6,949	1,963
	Cincinnati Financial Corp.	13,964	1,785
	Assurant Inc.	9,995	1,766
	Lincoln National Corp.	29,351	1,700
	Globe Life Inc.	16,344	1,595
	T. Rowe Price Group Inc.	12,128	1,541
	Synchrony Financial	39,445	1,461
	Raymond James Financial Inc.	13,474	1,327
	Invesco Ltd.	60,076	1,162
	FactSet Research Systems Inc.	2,788	1,064
	Comerica Inc.	12,641	1,052
	MarketAxess Holdings Inc.	3,483	981
	Cboe Global Markets Inc.	7,890	886
	Zions Bancorp NA	13,890	792
	Brown & Brown Inc.	12,794	760
	Franklin Resources Inc.	27,148	735
	Nasdaq Inc.	4,541	705
			484,523
Health Care (16.7%)
	Johnson & Johnson	463,312	83,178
	UnitedHealth Group Inc.	96,145	47,763
	Merck & Co. Inc.	444,545	40,911
	Bristol-Myers Squibb Co.	383,586	28,942
	Pfizer Inc.	454,483	24,106
	Medtronic plc	236,675	23,703
	CVS Health Corp.	231,020	22,351
	Anthem Inc.	42,717	21,769
	AbbVie Inc.	143,138	21,094
	Abbott Laboratories	146,290	17,183
	Cigna Corp.	56,811	15,242
	Amgen Inc.	58,501	15,020
	Gilead Sciences Inc.	220,821	14,320
	Becton Dickinson & Co.	50,113	12,819
*	Boston Scientific Corp.	250,570	10,276
	Humana Inc.	22,608	10,269
	Danaher Corp.	35,821	9,450
	McKesson Corp.	26,355	8,663

		Shares	Market Value ($000)
*	Centene Corp.	102,648	8,360
	Stryker Corp.	34,859	8,174
	Baxter International Inc.	88,144	6,703
*	Biogen Inc.	25,850	5,170
	Cerner Corp.	51,964	4,929
	Zoetis Inc.	28,326	4,842
*	Vertex Pharmaceuticals Inc.	17,909	4,811
*	Intuitive Surgical Inc.	19,530	4,446
	Zimmer Biomet Holdings Inc.	36,779	4,421
*	Edwards Lifesciences Corp.	40,689	4,103
	AmerisourceBergen Corp.	26,502	4,102
	HCA Healthcare Inc.	17,713	3,727
*	Illumina Inc.	14,005	3,354
	Cooper Cos. Inc.	8,652	3,035
	Cardinal Health Inc.	48,752	2,746
	Agilent Technologies Inc.	21,175	2,701
	Viatris Inc.	212,911	2,612
	Teleflex Inc.	8,249	2,374
	STERIS plc	10,186	2,324
	ResMed Inc.	10,802	2,198
*	Henry Schein Inc.	24,405	2,090
*	IQVIA Holdings Inc.	9,063	1,951
*	Mettler-Toledo International Inc.	1,499	1,928
	Laboratory Corp. of America Holdings	7,716	1,904
*	IDEXX Laboratories Inc.	4,616	1,808
	Organon & Co.	44,628	1,694
	Universal Health Services Inc. Class B	12,910	1,609
	Quest Diagnostics Inc.	11,318	1,596
	DENTSPLY SIRONA Inc.	38,623	1,528
*	Molina Healthcare Inc.	5,256	1,525
*	Incyte Corp.	18,863	1,431
*	Catalent Inc.	12,597	1,298
*	DaVita Inc.	10,835	1,056
*	ABIOMED Inc.	3,609	952
*	Bio-Rad Laboratories Inc. Class A	1,722	926
*	Waters Corp.	2,780	912
*	Hologic Inc.	11,434	861
			537,260
Industrials (11.8%)
	Raytheon Technologies Corp.	262,635	24,982
	Honeywell International Inc.	120,715	23,373
	Caterpillar Inc.	95,240	20,558
	Lockheed Martin Corp.	42,657	18,774
	General Electric Co.	193,471	15,147
	3M Co.	100,465	14,998
	Union Pacific Corp.	66,161	14,541
	United Parcel Service Inc. Class B	73,112	13,325
*	Boeing Co.	96,479	12,677
	CSX Corp.	390,565	12,416
	Northrop Grumman Corp.	25,826	12,086
	Norfolk Southern Corp.	42,194	10,112
	Eaton Corp. plc	70,109	9,717
	FedEx Corp.	42,880	9,630
	Deere & Co.	26,628	9,527
	Emerson Electric Co.	104,486	9,264
	General Dynamics Corp.	40,553	9,121
	Illinois Tool Works Inc.	29,676	6,175
	Parker-Hannifin Corp.	22,581	6,146

		Shares	Market Value ($000)
	Carrier Global Corp.	150,642	5,922
	Trane Technologies plc	41,102	5,675
	PACCAR Inc.	61,132	5,309
	Waste Management Inc.	33,209	5,264
	Cummins Inc.	25,043	5,237
	AMETEK Inc.	40,723	4,947
	L3Harris Technologies Inc.	20,058	4,832
*	Southwest Airlines Co.	104,275	4,782
*	Delta Air Lines Inc.	112,593	4,694
	Fortive Corp.	63,186	3,903
	WW Grainger Inc.	7,608	3,706
	Stanley Black & Decker Inc.	28,717	3,408
	Ingersoll Rand Inc.	71,808	3,386
	Cintas Corp.	8,377	3,337
	Otis Worldwide Corp.	44,843	3,336
*	TransDigm Group Inc.	5,200	3,148
	Westinghouse Air Brake Technologies Corp.	32,888	3,107
	Fastenal Co.	52,706	2,823
	Republic Services Inc.	20,585	2,755
*	United Airlines Holdings Inc.	57,129	2,721
	Johnson Controls International plc	48,310	2,633
	Leidos Holdings Inc.	24,675	2,578
	Textron Inc.	38,819	2,534
	CH Robinson Worldwide Inc.	22,869	2,481
	Verisk Analytics Inc.	13,851	2,423
	Howmet Aerospace Inc.	66,899	2,393
	Rockwell Automation Inc.	9,827	2,095
	Snap-on Inc.	9,427	2,092
*	American Airlines Group Inc.	113,898	2,035
	Dover Corp.	13,693	1,834
	Jacobs Engineering Group Inc.	12,722	1,782
	Allegion plc	15,787	1,763
	Nielsen Holdings plc	63,155	1,614
	Xylem Inc.	18,722	1,577
*	United Rentals Inc.	5,101	1,521
	IDEX Corp.	7,898	1,513
	Huntington Ingalls Industries Inc.	7,050	1,484
*	Copart Inc.	12,051	1,380
	Quanta Services Inc.	11,535	1,373
	Masco Corp.	21,967	1,245
*	Alaska Air Group Inc.	22,095	1,066
	JB Hunt Transport Services Inc.	6,055	1,045
	Fortune Brands Home & Security Inc.	13,155	912
	Nordson Corp.	3,797	827
	Rollins Inc.	22,217	788
	A O Smith Corp.	11,563	695
	Pentair plc	12,282	616
	Robert Half International Inc.	6,149	554
			379,714
Information Technology (11.3%)
	Visa Inc. Class A	166,362	35,297
	Intel Corp.	716,599	31,831
	Mastercard Inc. Class A	80,507	28,811
	Cisco Systems Inc.	408,179	18,388
	Broadcom Inc.	31,237	18,121
	International Business Machines Corp.	126,359	17,544
	Analog Devices Inc.	92,478	15,573
	Texas Instruments Inc.	82,898	14,653

		Shares	Market Value ($000)
	Micron Technology Inc.	197,112	14,555
	Accenture plc Class A	46,725	13,946
	Fidelity National Information Services Inc.	107,227	11,205
*	Salesforce Inc.	67,637	10,838
*	Fiserv Inc.	104,502	10,469
	Roper Technologies Inc.	18,557	8,210
*	PayPal Holdings Inc.	94,305	8,036
	Automatic Data Processing Inc.	34,726	7,742
	TE Connectivity Ltd.	57,317	7,416
	Cognizant Technology Solutions Corp. Class A	92,453	6,906
	Global Payments Inc.	50,129	6,569
	Corning Inc.	131,524	4,711
	HP Inc.	95,310	3,702
	Microchip Technology Inc.	50,923	3,700
*	FleetCor Technologies Inc.	14,299	3,558
	Hewlett Packard Enterprise Co.	226,960	3,541
	Amphenol Corp. Class A	49,500	3,508
*	Western Digital Corp.	55,005	3,338
*	Teledyne Technologies Inc.	8,197	3,321
	Paychex Inc.	26,562	3,289
	NXP Semiconductors NV	17,327	3,288
*	Autodesk Inc.	13,959	2,900
*	Synopsys Inc.	8,919	2,847
	Motorola Solutions Inc.	12,216	2,684
	NortonLifeLock Inc.	102,455	2,494
	Jack Henry & Associates Inc.	12,830	2,414
	Citrix Systems Inc.	21,968	2,212
	Juniper Networks Inc.	57,423	1,762
*	Akamai Technologies Inc.	16,630	1,680
	Broadridge Financial Solutions Inc.	11,490	1,680
	Skyworks Solutions Inc.	15,351	1,671
	CDW Corp.	9,796	1,664
*	VeriSign Inc.	9,007	1,572
*	DXC Technology Co.	43,047	1,516
*	ANSYS Inc.	5,813	1,513
*	Trimble Inc.	19,498	1,327
*	Keysight Technologies Inc.	8,052	1,172
*	Qorvo Inc.	9,729	1,087
*	PTC Inc.	9,232	1,076
*	Tyler Technologies Inc.	2,745	977
*	Zebra Technologies Corp. Class A	2,521	853
	NetApp Inc.	11,405	821
*	F5 Inc.	5,031	820
	Seagate Technology Holdings plc	9,574	811
*	Ceridian HCM Holding Inc.	14,199	799
*	IPG Photonics Corp.	6,307	665
*	SolarEdge Technologies Inc.	2,327	635
*	Paycom Software Inc.	2,092	595
			362,313
Materials (4.0%)
	Linde plc	44,197	14,350
	Air Products and Chemicals Inc.	39,033	9,608
	Newmont Corp.	140,230	9,515
	Dow Inc.	129,432	8,799
	Corteva Inc.	127,906	8,009
	Ecolab Inc.	43,909	7,197
	DuPont de Nemours Inc.	90,146	6,116
	International Flavors & Fragrances Inc.	44,820	5,924

		Shares	Market Value ($000)
	Freeport-McMoRan Inc.	144,801	5,659
	Sherwin-Williams Co.	19,969	5,353
	PPG Industries Inc.	41,778	5,285
	LyondellBasell Industries NV Class A	46,254	5,285
	Mosaic Co.	65,225	4,086
	Ball Corp.	57,066	4,045
	Amcor plc	266,336	3,489
	International Paper Co.	68,141	3,301
	Nucor Corp.	22,064	2,923
	FMC Corp.	22,311	2,735
	Packaging Corp. of America	16,708	2,628
	Eastman Chemical Co.	22,732	2,504
	Westrock Co.	46,339	2,247
	Vulcan Materials Co.	12,159	2,005
	Albemarle Corp.	6,571	1,711
	Celanese Corp.	10,837	1,696
	Martin Marietta Materials Inc.	4,603	1,562
	CF Industries Holdings Inc.	15,069	1,488
	Avery Dennison Corp.	7,141	1,232
	Sealed Air Corp.	11,704	728
			129,480
Real Estate (3.2%)
	American Tower Corp.	39,252	10,054
	Crown Castle International Corp.	41,810	7,929
	Digital Realty Trust Inc.	49,934	6,970
	Welltower Inc.	76,609	6,825
	Realty Income Corp.	99,793	6,808
	Prologis Inc.	50,802	6,476
	Equinix Inc.	8,550	5,875
	Equity Residential	60,171	4,623
	Alexandria Real Estate Equities Inc.	25,625	4,252
	Ventas Inc.	70,275	3,987
	Public Storage	10,994	3,635
	Weyerhaeuser Co.	76,228	3,013
	AvalonBay Communities Inc.	14,270	2,968
	SBA Communications Corp.	8,400	2,828
	Healthpeak Properties Inc.	94,949	2,819
	Boston Properties Inc.	25,018	2,781
	Simon Property Group Inc.	23,126	2,651
	Kimco Realty Corp.	108,567	2,568
	Host Hotels & Resorts Inc.	125,519	2,509
*	CBRE Group Inc. Class A	29,452	2,440
	Regency Centers Corp.	27,145	1,852
	Essex Property Trust Inc.	6,420	1,822
	Mid-America Apartment Communities Inc.	7,726	1,398
	Duke Realty Corp.	23,508	1,242
	UDR Inc.	23,685	1,132
	Iron Mountain Inc.	19,939	1,075
	Vornado Realty Trust	27,715	969
	Federal Realty Investment Trust	7,224	831
			102,332
Utilities (5.7%)
	NextEra Energy Inc.	345,342	26,139
	Duke Energy Corp.	135,448	15,241
	Southern Co.	186,628	14,120
	Dominion Energy Inc.	142,667	12,015
	Sempra Energy	56,190	9,207

			Shares	Market Value ($000)
		American Electric Power Co. Inc.	88,583	9,038
		Exelon Corp.	172,282	8,468
		Xcel Energy Inc.	94,767	7,140
		Consolidated Edison Inc.	62,266	6,181
		Public Service Enterprise Group Inc.	88,959	6,097
		WEC Energy Group Inc.	55,520	5,834
		Eversource Energy	60,495	5,585
		American Water Works Co. Inc.	31,888	4,823
		Edison International	66,871	4,675
		DTE Energy Co.	34,082	4,523
		Ameren Corp.	45,346	4,316
		FirstEnergy Corp.	100,346	4,311
		Entergy Corp.	35,382	4,257
		PPL Corp.	132,098	3,987
		CMS Energy Corp.	51,001	3,623
		Constellation Energy Corp.	57,439	3,566
		CenterPoint Energy Inc.	110,669	3,547
		Evergy Inc.	40,355	2,822
		Alliant Energy Corp.	44,131	2,816
		Atmos Energy Corp.	23,831	2,772
		AES Corp.	117,443	2,588
		NiSource Inc.	68,994	2,170
		Pinnacle West Capital Corp.	19,898	1,545
				181,406
Total Common Stocks (Cost $2,949,594)				3,202,509
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $2,643)	0.854%	26,436	2,643
Total Investments (99.8%) (Cost $2,952,237)				3,205,152
Other Assets and Liabilities—Net (0.2%)				7,273
Net Assets (100%)				3,212,425
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	26	5,371	119

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BANA	4,165	(0.787)	258	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,202,509	—	—	3,202,509
Temporary Cash Investments	2,643	—	—	2,643
Total	3,205,152	—	—	3,205,152

Derivative Financial Instruments
Assets
Futures Contracts[1]	119	—	—	119
Swap Contracts	—	258	—	258
Total	119	258	—	377
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.